Long Term Investments (Details)			12 Months Ended
	Oct. 21, 2024 CNY (¥) ft² shares	Oct. 21, 2024 USD ($) ft² shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 25, 2024 m²
Long Term Investments [Line Items]
Equity investments amount			¥ 702,961	$ 97,791
Gains and losses of equity securities | $
Area of Warehouse (in Square Feet) | m²					28,320
LD Global Logistics Inc. [Member]
Long Term Investments [Line Items]
Percentage of equity interest	10.00%	10.00%
HYTX Warehouse No.3 LLC [Member]
Long Term Investments [Line Items]
Percentage of equity interest	20.00%	20.00%
Area of Warehouse (in Square Feet) | ft²	70,000	70,000
Fair Value of Consideration	¥ 10,083,984	$ 1,402,813
Share of Income			201,917	28,089
HYTX Warehouse No 10 LLC [Member]
Long Term Investments [Line Items]
Area of Warehouse (in Square Feet) | ft²	43,000	43,000
Fair Value of Consideration	¥ 9,414,371	$ 1,309,662
Share of Income			¥ 229,914	$ 31,984
Equity investments accounted for using equity method [Member]
Long Term Investments [Line Items]
Acquisition of Stake	49.00%	49.00%
Class A Ordinary Shares [Member] | LD Global Logistics Inc. [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	117,115	117,115
Class A Ordinary Shares [Member] | HYTX Warehouse No.3 LLC [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	1,680,016	1,680,016
Class A Ordinary Shares [Member] | HYTX Warehouse No 10 LLC [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	1,568,457	1,568,457